Prospectus

Fixed income

Delaware Diversified Floating Rate Fund

February 26, 2010

	CUSIP	Nasdaq
Class A	245908660	DDFAX
Class C	245908652	DDFCX
Class R	245908645	DDFFX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited
ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund summary

What is the Fund's investment objective?

The Delaware Diversified Floating Rate Fund seeks total return.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's statutory prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Exchange fees[2]	none	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)
Class	A	C	R
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.30%	1.00%	0.60%
Other expenses[3]	0.48%	0.48%	0.48%
Total annual fund operating expenses	1.28%	1.98%	1.58%
Less fee waivers and expense reimbursements[4]	(0.23%)	(0.18%)	(0.28%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%	1.80%	1.30%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2	Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
3	"Other expenses" are based on estimates for the current fiscal year.
4

The Fund's investment manager, Delaware Management Company (Manager or we), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.80% of the Fund's average daily net assets from February 26, 2010 through November 30, 2010. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from February 26, 2010 through November 30, 2010 to no more than 0.25% and 0.50% of average daily net assets, respectively.

Expense example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's and Distributor's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if redeemed)
Class	A	C	C	R
1 year	$379	$183	$283	$132
3 years	$648	$604	$604	$471

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. It is possible that the Fund's annual portfolio turnover may be greater than 100%.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in floating rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities (the 80% policy). The Manager will determine how much of the Fund's assets to allocate among the different types of securities in which the Fund may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivative instruments may be utilized to effectively convert the fixed rate interest payments from a group of certain Fund portfolio securities into floating rate interest payments. The Fund may also invest in securities other than those listed above. The average portfolio duration (i.e., the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

Up to 50% of the Fund's total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. In addition, the Fund may hold a portion of its assets in cash or cash equivalents. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the market risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Other principal risks include:

Risk	Definition
Credit risk	The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.
Loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Interest rate risk	The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Valuation risk	The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Diversified Floating Rate Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Who manages the Fund?

Investment manager

Delaware Management Company

Delaware Management Company portfolio managers	Title	Start date on the Fund
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	February 2010
Roger A. Early, CPA, CFA, CFP	Senior Vice President, Co-Chief Investment Officer - Total Return Fixed Income Strategy	February 2010
Kevin P. Loome, CFA	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	February 2010
J. David Hillmeyer, CFA	Vice President, Portfolio Manager/Trader	February 2010

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act, or through a direct deposit purchase plan or an automatic investment plan, the minimum initial investment is $250 and subsequent investments can be made for as little as $25. The minimum initial purchase for Coverdell Education Savings Account is $500 and subsequent investments can be made for as little as $25. There is no minimum initial purchase requirement for Class R shares, but certain eligibility requirements must be met. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts. We may reduce or waive the above minimums in certain cases.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Securities in which the Fund may invest include, but are not limited to, the following:

  Investment grade and below-investment-grade corporate bonds;

  Loan participations (also known as bank loans);

  Securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;

  Nonagency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);

  Securities issued or guaranteed by the U.S. government, such as U.S. Treasurys;

  Securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association (GNMA);

  U.S. municipal securities;

  Various types of structured product securities; and

  Short-term investments, cash and cash equivalents.

Under normal circumstances, the Fund will invest at least 80% of its net assets in floating rate securities, including but not limited to the securities listed above, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities (the 80% policy). The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The average portfolio duration of this Fund will generally not exceed one year.

 Before selecting securities for the Fund, we carefully evaluate each individual security, including its income potential and the size of bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the security. We also do a thorough credit analysis of the issuer to determine whether that company or entity has the financial ability to meet the security's payments. We maintain a well-diversified portfolio of investments that represent many different asset classes, sectors, industries and global markets. Through diversification we can help to reduce the impact that any individual security might have on the portfolio should the issuer have difficulty making payments.

 The investment grade corporate debt obligations in which the Fund may invest include, but are not limited to, bonds, notes (which may be convertible or nonconvertible), units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures, and commercial paper of U.S. companies. The Fund may also invest up to 50% of its total assets in below-investment-grade securities. The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in the high-yield sector will generally be rated lower than BBB- by Standard & Poor's (S&P) and Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

 The Fund may also invest in loan participations. These types of securities are also commonly known as bank loans. Bank loans are an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments, or represent trade or other claims owed by a company to a supplier.

 The Fund may also invest in non-U.S. securities, including up to 15% of its total assets in securities of issuers located in emerging markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-Development Bank, and the Asian Development Bank.

 The Fund may invest in securities issued in any currency and may hold non-U.S. currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Manager will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets. The Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.

 The Fund may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

 The Fund may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government. The Fund may also invest in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses.

 The Fund may also invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. Derivative instruments may be utilized to effectively convert the fixed rate interest payments from a group of certain Fund portfolio securities into floating rate interest payments.

 The Fund's investment objective is nonfundamental. This means that the Board may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

The securities in which the Fund typically invests

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Fund's Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

U.S. government securities

U.S. government securities are direct U.S. obligations that include bills, notes and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for the ultimate repayment.

How the Fund uses them: The Fund may invest in U.S. government securities for temporary purposes or otherwise, as is consistent with the Fund's investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

Mortgage-backed securities

Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities.

How the Fund uses them: The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government-sponsored corporations.

The Fund may also invest in mortgage-backed securities that are secured by the underlying collateral of the private issuer. Such securities are not government securities and are not directly guaranteed by the U.S. government in any way. These include CMOs, REMICs, and CMBS.

Asset-backed securities

Asset-backed securities are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Fund uses them: The Fund may invest in asset-backed securities that are rated investment grade.

Corporate bonds

Corporate bonds are debt obligations issued by a corporation.

How the Fund uses them: The Fund may invest in bonds rated in one of the four highest rating categories by an NRSRO (for example, rated BBB- or higher by S&P or Baa3 or higher by Moody's), and the Fund may invest in high yield corporate bonds as described below.

High yield corporate bonds

High yield corporate bonds are debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody's. High yield bonds, also known as "junk bonds," are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Fund uses them: Emphasis is typically on those rated BB or Ba by an NRSRO. The Fund may invest up to 50% of its total assets in below-investment grade securities.

We carefully evaluate an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs)

CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools.

How the Fund uses them: The Fund may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund's net assets, which is the Fund's limit on investments in illiquid securities. In addition, subject to certain quality and collateral limitations, the Fund may invest in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, so called "nonagency" mortgage-backed securities.

Short-term debt instruments

These instruments include: (1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. government securities; and (5) repurchase agreements collateralized by the instruments described in (1)-(4) above.

How the Fund uses them: The Fund may invest in these instruments either as a means of achieving its investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund's principal investment securities. When investing all or a significant portion of the Fund's assets in these instruments, the Fund may not be able to achieve its investment objective.

Foreign securities

Debt issued by a non-U.S. company or a government other than the United States or by an agency, instrumentality, or political subdivision of such government.

How the Fund uses them: The Fund may invest up to 50% of its total assets in securities of foreign companies or governments. The Fund may invest up to 15% of its total assets in securities of issuers located in emerging markets.

Forward foreign currency transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

How the Fund uses them:  Although we value the Fund's assets daily in terms of U.S. dollars, we do not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. The Manager will limit non-U.S.-dollar denominated securities to no more than 50% of net assets. The Fund's total non-U.S.- dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Bank loans

Bank loans represent an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Fund uses them: The Fund may invest without restriction in bank loans that meet the Manager's credit standards. We perform our own independent credit analysis on each borrower and on the collateral securing each loan. We consider the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. The Fund may invest in bank loans in order to enhance total return, to affect diversification, or to earn additional income. We will not use bank loans for reasons inconsistent with the Fund's investment objective.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Fund uses them: Typically, the Fund may use repurchase agreements as short-term investments for the Fund's cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. The Fund will only enter into repurchase agreements in which the collateral is U.S. government securities. In the Manager's discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Fund uses them: The Fund may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities, and other money market instruments at times when its assets are not fully invested. We may only enter into these transactions for hedging purposes if they are consistent with the Fund's investment objective and policies. The Fund may invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts and swaps. In addition, we may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with the Fund's investments. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities. See also "Foreign currency transactions" below. To the extent that we sell or "write" put and call options, we will designate assets sufficient to "cover" these obligations and mark them to market daily.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Fund uses them: The Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Fund uses them: The Fund may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund may invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts and swaps.

Use of these strategies can increase the operating costs of the Fund and lead to loss of principal.

Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

How the Fund uses them:  The Fund will not purchase time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 15% of the Fund's total assets.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Fund uses them: The Fund may purchase fixed income securities, including zero coupon bonds and PIK bonds consistent with its investment objective.

American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs)

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

How the Fund uses them: The Fund may invest in sponsored and unsponsored ADRs. The Fund will typically invest in ADRs that are actively traded in the United States.

In conjunction with the Fund's investments in foreign securities, it may also invest in sponsored and unsponsored EDRs and GDRs.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel.

How the Fund uses them: The Fund may invest in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another NRSRO, or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Other investment strategies

The Fund may also invest in other securities, including certificates of deposit and obligations of both U.S. and foreign banks, corporate debt, and commercial paper.

Borrowing from banks

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities

The Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund's obligations, and will value the designated assets daily.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Fund strives to manage it: We maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of interim market fluctuations. Generally, we do not try to predict overall market movements.

In evaluating the use of an index swap for the Fund, we carefully consider how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom we would make interest rate or index swap agreements for the Fund, we focus on those dealers with high-quality ratings and do careful credit analysis before engaging in the transaction.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such a pending merger or actual or threatened bankruptcy).

How the Fund strives to manage them: We limit the amount of the Fund's assets invested in any one industry and in any individual security or issuer. We also follow a rigorous selection process when choosing securities for the portfolio.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.  Investments in equity securities issued by small- and medium-size companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Fund strives to manage it: We limit the amount of the Fund's assets invested in any one industry and in any individual security.

The Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. We do not try to increase returns on the Fund's investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

By investing in swaps, the Fund is subject to additional interest rate risk. Each business day, we will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.  Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact a fund's performance.

Investing in so-called "junk" or "high yield" bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high yield issuers to repay principal and interest.

How the Fund strives to manage it: The Manager's careful, credit-oriented bond selection and its commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults and corresponding volatility in the Fund's NAV.

The Fund's holdings of high-quality investment grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, the Manager focuses on those with high quality ratings and do careful credit analysis before investing.

Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a fund to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

How the Fund strives to manage it: We take into consideration the likelihood of prepayment when we select mortgages. We may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances or below-market interest rates.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

How the Fund strives to manage it: The Fund limits exposure to illiquid securities to no more than 15% of its net assets.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the fund manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Fund strives to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Currency risk

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Fund strives to manage it: The Fund, which has exposure to global and international investments, may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar-denominated securities, we may invest in forward foreign currency contracts. These activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, we may engage in foreign currency options and futures transactions.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic or government conditions, increased transaction costs, or inadequate regulatory and accounting standards.

How the Fund strives to manage it: We attempt to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, we monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

Foreign government securities risk

Foreign government securities risk involves the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

How the Fund strives to manage it: The Fund attempts to reduce the risks associated with investing in foreign governments by limiting the portion of its assets that may be invested in such securities. The Fund will not invest more than 50% of its total assets in foreign securities and not more than 15% in securities of issuers located in emerging markets.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Fund strives to manage them:  We evaluate the economic and political climate in the U.S. before selecting securities for the Fund. We typically diversify the Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Loans and other indebtedness risk

The risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Fund strives to manage it: These risks may not be completely eliminated, but we will attempt to reduce them through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should we determine that any of these securities may be illiquid, these would be subject to the Fund's restriction on illiquid securities.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Fund strives to manage it: The Fund tries to minimize this risk by considering the creditworthiness of all parties before it enters into transactions with them. The Fund will hold collateral from counterparties consistent with applicable regulations.

Zero coupon and pay-in-kind bonds

Zero coupon and pay-in-kind (PIK) bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, the Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund does not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the Fund strives to manage it: We may invest in zero coupon and PIK bonds to the extent consistent with the Fund's investment objective. We cannot eliminate the risks of zero coupon bonds, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

How the Fund strives to manage it: We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Fund's assets that can be allocated to privately placed high yield securities.

Disclosure of portfolio holdings information

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager is entitled to be paid a fee of:

    0.50% of average daily net assets up to $500 million;
    0.475% of average daily net assets from $500 million to $1 billion;
    0.45% of average daily net assets from $1 billion to $2.5 billion; and
    0.425% of average daily net assets thereafter.

 Because the Fund had not yet commenced operations as of the date of this Prospectus, it has not issued an annual or semiannual shareholder report. Consequently, a discussion of the basis for the Board's approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers

Paul Grillo, Roger Early and Kevin Loome, with David Hillmeyer as part of the daily management team, will have primary portfolio management responsibilities for the Fund.

Paul Grillo, CFA,Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP,Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor's degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Kevin P. Loome, CFA,Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor's degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

J. David Hillmeyer,CFA Vice President, Portfolio Manager / Trader
 J. David Hillmeyer is a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and asset allocation of diversified floating rate strategies. In addition, he is responsible for bank loans and is a member of the fixed income trading team. Prior to joining Delaware Investments in August 2007, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor's degree from Colorado State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund's Board, for overseeing the Fund's sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisers to manage all or a portion of the Fund's portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the changes.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers. The Fund relies on certain exemptive rules adopted by the SEC that require the board of trustees to be composed of a majority of trustees independent of a fund's investment manager and distributor.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.Delaware Management Trust Company will not accept contributions into existing 403(b) custodial accounts.

Choosing a share class

Class A

  Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class C, and Class R shares. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 but less than $1 million	1.00%	1.34%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class B and Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.  The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as other nonqualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) individual retirement account (IRA) rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS's retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $100,000	2.35%	-	-
$100,000 but less than $250,000	1.75%	—	—
$250,000 but less than $1 million	0.75%	—	—
$1 million but less than $5 million	0.75%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.30%	1.00%	0.60%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.30% from the date of purchase. The maximum 12b-1 fee applicable to Class A shares is 0.30%, however the Distributor has contracted to limit this amount to 0.25% from February 26, 2010 through November 30, 2011.

2 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

3 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase. The maximum 12b-1 fee applicable to Class R shares is 0.60%; however, the Distributor has contracted to limit this amount to 0.50% from February 26, 2010 through November 30, 2011.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediary's consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the SAI.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. Class R shares have no up-front sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of intent

Through a letter of intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

Class A	Class C
Available	Although the letter of intent and rights of accumulation do not apply to Class C, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Rights of accumulation

You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A	Class C
Available	Although the letter of intent and rights of accumulation do not apply to Class C, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class C
Available	Not available. There is no reduction in sales charges for Class C shares for group purchases retirement plans.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase,
403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group.  Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available	Not available. There is no reduction in sales charges for Class C shares for group purchases retirement plans.

Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  The Fund reserves the right to modify or terminate these arrangements at any time.

  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund's Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Purchases by certain participants of particular group retirement plans as described in the SAI.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds' Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI, which is available upon request.

The Fund's applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a systematic withdrawal plan

Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

Classes A1 and C
Available

Redemptions that result from the right to liquidate a shareholder's account

Redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A1 and C
Available

Section 401(a) qualified retirement plan distributions

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).

Class A1	Class C
Available	Not available

Section 401(a) qualified retirement plan redemptions

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A1	Class C
Available	Not available

Periodic distributions from an individual retirement account

Periodic distributions from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A1 and C
Available

Returns of excess contributions due to any regulatory limit

Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

Classes A1 and C
Available

Distributions by other employee benefit plans

Distributions by other employee benefit plans to pay benefits.

Class A1	Class C
Available	Not available

Systematic withdrawals from a retirement account or qualified plan

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan2 as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to the systematic withdrawal plan for the Delaware Investments® Funds or a systematic withdrawal permitted by the Code.

Classes A1 and C
Available

Distributions from an account of a redemption resulting from death or disability

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code, as amended (Code)) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A1 and C
Available

Redemptions by certain legacy retirement assets

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A1 and C
Available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.  See "Buying Class A shares at net asset value" above.

Class A1	Class C
Available	Not available

1The waiver of Class A shares relates to a waiver of the Limited CDSC.  Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.
2Qualified plans that are fully redeemed at the direction of the plan's fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum initial purchase for a Coverdell Education Savings Account (formerly, an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholder will not be able to purchase or redeem fund shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board.  For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board's oversight.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

 If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Redemptions-in-kind

The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, we may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds' Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. The Fund may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. There is a minimum transfer of $25 and a maximum transfer of $100,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through the systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term "roundtrips" — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter or within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund's current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund's performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund's monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund's policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include, without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid "buying a dividend"

If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by funds of funds and similar investment vehicles

The Fund may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

Additional information

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918

Call the Shareholder Service Center weekdays from 8 a.m. to 7 p.m. Eastern time:

  For fund information, literature, price, yield, and performance figures.

  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Delaphone Service: 800 362-FUND (800 362-3863)
   For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this touch-tone service.

  Written correspondence: P.O. Box 219691, Kansas City, MO 64121-9691 or
  430 W. 7th Street, Kansas City, MO 64105-1407.

Additional information about the Fund's investments is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can find more information about the Fund in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Fund, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or
 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Fund's Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
 100 F Street, NE, Washington, DC 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the
 SEC at 202 551-8090.

PR-215 [7/31] POD 15024 [2/10]

Investment Company Act number: 811-02071

Prospectus

Fixed income

Delaware Diversified Floating Rate Fund

February 26, 2010

	CUSIP	Nasdaq
Institutional Class	245908637	DDFLX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited
ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Fund summary

What is the Fund's investment objective?

The Delaware Diversified Floating Rate Fund seeks total return.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Class	Institutional
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Exchange fees[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)
Class	Institutional
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses[2]	0.48%
Total annual fund operating expenses	0.98%
Less fee waivers and expense reimbursements[3]	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursement	0.80%
1	Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2	"Other expenses" are based on estimates for the current fiscal year.
3

The Fund's investment manager, Delaware Management Company (Manager or we), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.80% of the Fund's average daily net assets from February 26, 2010 through November 30, 2010. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Expense example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Institutional
1 year	$82
3 years	$294

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. It is possible that the Fund's annual portfolio turnover may be greater than 100%.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in floating rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities (the 80% policy). The Manager will determine how much of the Fund's assets to allocate among the different types of securities in which the Fund may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivative instruments may be utilized to effectively convert the fixed rate interest payments from a group of certain Fund portfolio securities into floating rate interest payments. The Fund may also invest in securities other than those listed above. The average portfolio duration (i.e., the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

Up to 50% of the Fund's total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. In addition, the Fund may hold a portion of its assets in cash or cash equivalents. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the market risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Other principal risks include:

Risk	Definition
Credit risk	The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.
Loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Interest rate risk	The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Valuation risk	The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Diversified Floating Rate Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Who manages the Fund?

Investment manager

Delaware Management Company

Delaware Management Company portfolio managers	Title	Start date on the Fund
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	February 2010
Roger A. Early, CPA, CFA, CFP	Senior Vice President, Co-Chief Investment Officer - Total Return Fixed Income Strategy	February 2010
Kevin P. Loome, CFA	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	February 2010
J. David Hillmeyer, CFA	Vice President, Portfolio Manager/Trader	February 2010

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following: (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Fund's Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory clients (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended, for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by financial intermediaries where: (a) such programs allow or require the purchase of Institutional Class shares, (b) the financial intermediary has entered into an agreement coverage the arrangement with the Distributor and/or the Fund's transfer agent, and (c) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information

The Fund's distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Securities in which the Fund may invest include, but are not limited to, the following:

  Investment grade and below-investment-grade corporate bonds;

  Loan participations (also known as bank loans);

  Securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;

  Nonagency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);

  Securities issued or guaranteed by the U.S. government, such as U.S. Treasurys;

  Securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association (GNMA);

  U.S. municipal securities;

  Various types of structured product securities; and

  Short-term investments, cash and cash equivalents.

Under normal circumstances, the Fund will invest at least 80% of its net assets in floating rate securities, including but not limited to the securities listed above, and may include derivative instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed rate securities (the 80% policy). The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The average portfolio duration of this Fund will generally not exceed one year.

 Before selecting securities for the Fund, we carefully evaluate each individual security, including its income potential and the size of bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the security. We also do a thorough credit analysis of the issuer to determine whether that company or entity has the financial ability to meet the security's payments. We maintain a well-diversified portfolio of investments that represent many different asset classes, sectors, industries and global markets. Through diversification we can help to reduce the impact that any individual security might have on the portfolio should the issuer have difficulty making payments.

 The investment grade corporate debt obligations in which the Fund may invest include, but are not limited to, bonds, notes (which may be convertible or nonconvertible), units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures, and commercial paper of U.S. companies. The Fund may also invest up to 50% of its total assets in below-investment-grade securities. The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in the high-yield sector will generally be rated lower than BBB- by Standard & Poor's (S&P) and Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

 The Fund may also invest in loan participations. These types of securities are also commonly known as bank loans. Bank loans are an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments, or represent trade or other claims owed by a company to a supplier.

 The Fund may also invest in non-U.S. securities, including up to 15% of its total assets in securities of issuers located in emerging markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-Development Bank, and the Asian Development Bank.

 The Fund may invest in securities issued in any currency and may hold non-U.S. currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Manager will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets. The Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.

 The Fund may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

 The Fund may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government. The Fund may also invest in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses.

 The Fund may also invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts, and swaps. Derivative instruments may be utilized to effectively convert the fixed rate interest payments from a group of certain Fund portfolio securities into floating rate interest payments.

 The Fund's investment objective is nonfundamental. This means that the Board may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

The securities in which the Fund typically invests

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Fund's Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

U.S. government securities

U.S. government securities are direct U.S. obligations that include bills, notes and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for the ultimate repayment.

How the Fund uses them: The Fund may invest in U.S. government securities for temporary purposes or otherwise, as is consistent with the Fund's investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

Mortgage-backed securities

Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities.

How the Fund uses them: The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government-sponsored corporations.

The Fund may also invest in mortgage-backed securities that are secured by the underlying collateral of the private issuer. Such securities are not government securities and are not directly guaranteed by the U.S. government in any way. These include CMOs, REMICs, and CMBS.

Asset-backed securities

Asset-backed securities are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Fund uses them: The Fund may invest in asset-backed securities that are rated investment grade.

Corporate bonds

Corporate bonds are debt obligations issued by a corporation.

How the Fund uses them: The Fund may invest in bonds rated in one of the four highest rating categories by an NRSRO (for example, rated BBB- or higher by S&P or Baa3 or higher by Moody's), and the Fund may invest in high yield corporate bonds as described below.

High yield corporate bonds

High yield corporate bonds are debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody's. High yield bonds, also known as "junk bonds," are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Fund uses them: Emphasis is typically on those rated BB or Ba by an NRSRO. The Fund may invest up to 50% of its total assets in below-investment grade securities.

We carefully evaluate an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs)

CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools.

How the Fund uses them: The Fund may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund's net assets, which is the Fund's limit on investments in illiquid securities. In addition, subject to certain quality and collateral limitations, the Fund may invest in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, so called "nonagency" mortgage-backed securities.

Short-term debt instruments

These instruments include: (1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. government securities; and (5) repurchase agreements collateralized by the instruments described in (1)-(4) above.

How the Fund uses them: The Fund may invest in these instruments either as a means of achieving its investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund's principal investment securities. When investing all or a significant portion of the Fund's assets in these instruments, the Fund may not be able to achieve its investment objective.

Foreign securities

Debt issued by a non-U.S. company or a government other than the United States or by an agency, instrumentality, or political subdivision of such government.

How the Fund uses them: The Fund may invest up to 50% of its total assets in securities of foreign companies or governments. The Fund may invest up to 15% of its total assets in securities of issuers located in emerging markets.

Forward foreign currency transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

How the Fund uses them:  Although we value the Fund's assets daily in terms of U.S. dollars, we do not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. The Manager will limit non-U.S.-dollar denominated securities to no more than 50% of net assets. The Fund's total non-U.S.- dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Bank loans

Bank loans represent an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Fund uses them: The Fund may invest without restriction in bank loans that meet the Manager's credit standards. We perform our own independent credit analysis on each borrower and on the collateral securing each loan. We consider the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. The Fund may invest in bank loans in order to enhance total return, to affect diversification, or to earn additional income. We will not use bank loans for reasons inconsistent with the Fund's investment objective.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Fund uses them: Typically, the Fund may use repurchase agreements as short-term investments for the Fund's cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. The Fund will only enter into repurchase agreements in which the collateral is U.S. government securities. In the Manager's discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered derivative securities.

How the Fund uses them: The Fund may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities, and other money market instruments at times when its assets are not fully invested. We may only enter into these transactions for hedging purposes if they are consistent with the Fund's investment objective and policies. The Fund may invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts and swaps. In addition, we may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with the Fund's investments. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities. See also "Foreign currency transactions" below. To the extent that we sell or "write" put and call options, we will designate assets sufficient to "cover" these obligations and mark them to market daily.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Fund uses them: The Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Fund uses them: The Fund may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund may invest up to 50% of its total assets in a wide range of derivative instruments, including options, futures contracts, options on futures contracts and swaps.

Use of these strategies can increase the operating costs of the Fund and lead to loss of principal.

Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

How the Fund uses them:  The Fund will not purchase time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 15% of the Fund's total assets.

Zero coupon and pay-in-kind bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind (PIK) bonds pay interest through the issuance to holders of additional securities.

How the Fund uses them: The Fund may purchase fixed income securities, including zero coupon bonds and PIK bonds consistent with its investment objective.

American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs)

ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

How the Fund uses them: The Fund may invest in sponsored and unsponsored ADRs. The Fund will typically invest in ADRs that are actively traded in the United States.

In conjunction with the Fund's investments in foreign securities, it may also invest in sponsored and unsponsored EDRs and GDRs.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel.

How the Fund uses them: The Fund may invest in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another NRSRO, or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Other investment strategies

The Fund may also invest in other securities, including certificates of deposit and obligations of both U.S. and foreign banks, corporate debt, and commercial paper.

Borrowing from banks

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities

The Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund's obligations, and will value the designated assets daily.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Fund strives to manage it: We maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of interim market fluctuations. Generally, we do not try to predict overall market movements.

In evaluating the use of an index swap for the Fund, we carefully consider how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom we would make interest rate or index swap agreements for the Fund, we focus on those dealers with high-quality ratings and do careful credit analysis before engaging in the transaction.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such a pending merger or actual or threatened bankruptcy).

How the Fund strives to manage them: We limit the amount of the Fund's assets invested in any one industry and in any individual security or issuer. We also follow a rigorous selection process when choosing securities for the portfolio.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.  Investments in equity securities issued by small- and medium-size companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Fund strives to manage it: We limit the amount of the Fund's assets invested in any one industry and in any individual security.

The Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. We do not try to increase returns on the Fund's investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

By investing in swaps, the Fund is subject to additional interest rate risk. Each business day, we will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.  Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact a fund's performance.

Investing in so-called "junk" or "high yield" bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high yield issuers to repay principal and interest.

How the Fund strives to manage it: The Manager's careful, credit-oriented bond selection and its commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults and corresponding volatility in the Fund's NAV.

The Fund's holdings of high-quality investment grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, the Manager focuses on those with high quality ratings and do careful credit analysis before investing.

Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a fund to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

How the Fund strives to manage it: We take into consideration the likelihood of prepayment when we select mortgages. We may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances or below-market interest rates.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

How the Fund strives to manage it: The Fund limits exposure to illiquid securities to no more than 15% of its net assets.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the fund manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Fund strives to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Currency risk

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Fund strives to manage it: The Fund, which has exposure to global and international investments, may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar-denominated securities, we may invest in forward foreign currency contracts. These activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, we may engage in foreign currency options and futures transactions.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic or government conditions, increased transaction costs, or inadequate regulatory and accounting standards.

How the Fund strives to manage it: We attempt to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, we monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

Foreign government securities risk

Foreign government securities risk involves the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

How the Fund strives to manage it: The Fund attempts to reduce the risks associated with investing in foreign governments by limiting the portion of its assets that may be invested in such securities. The Fund will not invest more than 50% of its total assets in foreign securities and not more than 15% in securities of issuers located in emerging markets.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Fund strives to manage them:  We evaluate the economic and political climate in the U.S. before selecting securities for the Fund. We typically diversify the Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Loans and other indebtedness risk

The risk that a fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a fund may be required to rely upon another lending institution to collect and pass onto the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

How the Fund strives to manage it: These risks may not be completely eliminated, but we will attempt to reduce them through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should we determine that any of these securities may be illiquid, these would be subject to the Fund's restriction on illiquid securities.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Fund strives to manage it: The Fund tries to minimize this risk by considering the creditworthiness of all parties before it enters into transactions with them. The Fund will hold collateral from counterparties consistent with applicable regulations.

Zero coupon and pay-in-kind bonds

Zero coupon and pay-in-kind (PIK) bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, the Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund does not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the Fund strives to manage it: We may invest in zero coupon and PIK bonds to the extent consistent with the Fund's investment objective. We cannot eliminate the risks of zero coupon bonds, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

How the Fund strives to manage it: We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Fund's assets that can be allocated to privately placed high yield securities.

Disclosure of portfolio holdings information

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager is entitled to be paid a fee of:

    0.50% of average daily net assets up to $500 million;
    0.475% of average daily net assets from $500 million to $1 billion;
    0.45% of average daily net assets from $1 billion to $2.5 billion; and
    0.425% of average daily net assets thereafter.

 Because the Fund had not yet commenced operations as of the date of this Prospectus, it has not issued an annual or semiannual shareholder report. Consequently, a discussion of the basis for the Board's approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers

Paul Grillo, Roger Early and Kevin Loome, with David Hillmeyer as part of the daily management team, will have primary portfolio management responsibilities for the Fund.

Paul Grillo, CFA,Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP,Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor's degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Kevin P. Loome, CFA,Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor's degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

J. David Hillmeyer,CFA Vice President, Portfolio Manager / Trader
 J. David Hillmeyer is a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and asset allocation of diversified floating rate strategies. In addition, he is responsible for bank loans and is a member of the fixed income trading team. Prior to joining Delaware Investments in August 2007, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor's degree from Colorado State University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund's Board, for overseeing the Fund's sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisers to manage all or a portion of the Fund's portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the changes.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers. The Fund relies on certain exemptive rules adopted by the SEC that require the board of trustees to be composed of a majority of trustees independent of a fund's investment manager and distributor.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services;

  programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund's transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

  private investment vehicles, including, but not limited to, foundations and endowments.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediary's consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the SAI.

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve® Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price.

We determine the NAV per share for each class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests in foreign securities, the fund's NAV may change on days when a shareholder will not be able to purchase or sell fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board's oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind

The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments® Fund, other than Delaware Cash Reserve® Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. The Fund may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term "roundtrips" — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter or within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund's current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund's performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund's monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund's policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include, without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid "buying a dividend"

If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by funds of funds and similar investment vehicles

The Fund may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

Additional information

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 362-7500

  Delaphone Service: 800 362-FUND (800 362-3863)

For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this touch-tone service.

Additional information about the Fund's investments is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can find more information about the Fund in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Fund, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or
 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 362-7500. The SAI and shareholder reports are available, free of charge, through the Fund's web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
 100 F Street, NE, Washington, DC 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-217 [7/31] POD 15025 [2/10]

Investment Company Act number: 811-02071